Amounts Pledged as Collateral for Borrowings and for Other Purposes (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 52	¥ 101
Trading account assets	9,747	10,231
Available-for-sale securities	18,000	13,092
Loans	9,520	8,711
Other assets	649	987
Total	¥ 37,968	¥ 33,122